Statement of Financial Position (Parenthetical) (USD $)	Jan. 31, 2012	Jan. 31, 2011
Common Stock, No Par Value
Common Stock, Unlimited Shares Authorized
Common Stock, Shares, Issued	71,437,317	56,587,922
Common Stock, Shares, Outstanding	71,437,317	56,587,922
Other Preferred Stock, Unlimited Shares Authorized [Member]
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
Series A Preferred Stock [Member]
Preferred Stock, No Par Value
Preferred Stock, Shares Authorized	2,000	2,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding